January 27, 2014

VIA EDGAR

Ms. Catherine C. Gordon, Esq.
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FSI Low Beta Absolute Return Fund (File Nos. 333-176227 and 811-22595)

Dear Ms. Gordon:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 6 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made from the Post-Effective Amendment No. 1 filing of the Registration Statement, which was filed with the Commission on November 27, 2013 (accession number 0001193125-13-457213).

This filing is made to: (1) reflect updates in response to comments received from the staff of the Commission by phone on Thursday, December 26, 2014; and (2) incorporate certain other updates.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

/s/ Leslie K. Klenk

Leslie K. Klenk, Esq.

cc:     Gary W. Gould, FSI Low Beta Absolute Return Fund